Equity Investment Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income

	December 31, 2020	December 31, 2019
	RMB	RMB
China Pacific Insurance (Group) Co.,Ltd.	188	185
Chengdu Huaqi Houpu Holding Co.,Ltd.	228	191
Other items	486	546

	902	922